Remuneration System for the Management Board and Employees of the Group - Related Parties - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)	May 31, 2018 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Disclosure of transactions between related parties [line items]
Value of shares exercised		€ 1,500,000
Proportion of voting rights held		30.00%
Percentage of annual gross fixed salary and annual bonus		200.00%
Total remuneration		€ 6,728,814	€ 6,456,015
Treasury shares		10,398,773	11,826,981		€ 14,648,212	€ 15,827,946	€ 14,251,962	€ 6,418,018	€ 3,594,393	€ 1,756,841	€ 9,774
Supervisory board [member]
Disclosure of transactions between related parties [line items]
Total remuneration		€ 525,428	€ 523,015
Senior management [member]
Disclosure of transactions between related parties [line items]
Number of share transferred | shares		4,685
Treasury shares				€ 500,000
Dr. Moroney [member]
Disclosure of transactions between related parties [line items]
Value of shares exercised		€ 483,597
Number of shares allocated to senior management group		5,131
Mr. Holstein [member]
Disclosure of transactions between related parties [line items]
Value of shares exercised		€ 358,785
Number of shares allocated to senior management group		3,417
Dr. Peters [member]
Disclosure of transactions between related parties [line items]
Value of shares exercised		€ 354,822
Number of shares allocated to senior management group		3,313
Dr. Enzelberger [member]
Disclosure of transactions between related parties [line items]
Value of shares exercised		€ 285,600
Number of shares allocated to senior management group		2,676
Stock option plan [member] | Senior management [member] | Stock options [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted		72,604	35,978
Convertible bond plan [member] | Senior management [member] | Convertible bonds [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted		11,233	13,233
Performance share plan [member] | Senior management [member] | Performance share [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted		83,660	67,149
2014 long-term incentive plan [member] | Senior management [member]
Disclosure of transactions between related parties [line items]
Number of shares allocated to senior management group	9,360	9,360